Fair Value Measurements	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

11. Fair Value Measurements

The Company uses the hierarchy prescribed in ASC 820, Fair Value Measurements, for fair value measurements, based on the available inputs to the valuation and the degree to which they are observable or not observable in the market.

The three levels of the hierarchy are as follows:

•
Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date,
•
Level 2 Inputs—Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability if it has a specified or contractual term, and
•
Level 3 Inputs—Unobservable inputs for the asset or liability used to measure fair value allowing for inputs reflecting the Company’s assumptions about what other market participants would use in pricing the asset or liability, including assumptions about risk.

The fair value hierarchy of financial instruments measured at fair value as of September 30, 2023 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	-	16,053	-
	$—	16,053	$—
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	19,017
Warrant liabilities (1)	2,264	-	-
Liability for share-based compensation (2)	-	-	5,470
	$2,264	$-	$24,487

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2022 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	-	17,321	-
	$—	17,321	$—
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	27,146
Warrant liabilities (1)	3,094	-	-
Liability for share-based compensation (2)	-	-	16,342
	$3,094	$-	$43,488

(1)
The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of September 30, 2023 and December 31, 2022, 53,900,329 and 53,900,725 warrants were outstanding, respectively, all of which were considered public warrants.
(2)
For the year ended December 31, 2022, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction and certain performance awards to be issued in a variable number of shares. As of September 30, 2023, the remaining liability only relates to share-based compensation awards modified in connection with the Transaction as the performance awards were settled (Note 10).

There were no transfers between levels during the nine months ended September 30, 2023 and 2022. A reconciliation of the movements in level 3 financial instruments in the period are described in Note 9 and 10.

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments is set out in the table below. Other than this input, a reasonably possible change in one or more of the unobservable inputs listed below would not materially change the fair value of financial instruments listed below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration payable	Discounted cashflow	Discount rate of 7.5%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%

The Company considers that the carrying value of cash and cash equivalents, customer accounts and other restricted cash, accounts receivable, settlement receivables, prepaid expenses and other assets, accounts payable and accrued expenses, and liabilities to customers and merchants approximate fair value given the short-term nature of these items. At September 30, 2023, the carrying amount of our debt approximated fair value (a Level 2 measurement) based on market yields for similar debt facilities and observable trading data related to the Company’s debt securities.